ACCRUED EXPENSES AND OTHER PAYABLES (Schedule Of Accrued Expenses And Other Payables) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Accrued expenses and other payables
Employee payroll and welfare payables	$ 6,175		$ 9,168
Other tax payable	7,256		7,510
Accrued professional, marketing and leasing fees	3,889		8,897
Other payables	6,291		6,397
Liability for advance payment of unvested options			166
Accrued advertising sales rebate	91		505
Accrued restructuring liabilities	392	[1]	671	[1]
Total	$ 24,094		$ 33,314

[1]	The accrued restructuring liabilities represent the accrued severance package and the payables to the counterparties of business contracts in associate with online game service. During 2013 and 2014, the Company restructured the games segment by disposition of the games development activities and focuses on games distribution and operations. Whereas, a number of employment contracts and certain business contracts were terminated. As such, the Company accrued restructuring expenses of $3,475 and $2,619 and paid $2,804 and $2,898 in 2013 and 2014, respectively.